Allowance for doubtful accounts (Tables)	12 Months Ended
Dec. 31, 2013
Accounts receivable
Allowance for doubtful accounts
Changes in Allowance for Accounts Receivable

	2011		2012		2013
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	5	~~W~~	8	~~W~~	9
Provision for allowances		21		6		23
Reversal of previous provision		—		—		—
Write-offs		(18)		(5)		—

Balance at end of year	~~W~~	8	~~W~~	9	~~W~~	32

Loan Receivable
Allowance for doubtful accounts
Changes in Allowance for Accounts Receivable

	2011		2012		2013
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	—	~~W~~	1,000	~~W~~	1,200
Provision for allowances		1,000		200		—
Reversal of previous provision		—		—		—
Write-offs		—		—		—

Balance at end of year	~~W~~	1,000	~~W~~	1,200	~~W~~	1,200